As filed with the Securities and Exchange Commission on July 1, 1999

                                          1933 Act Registration No.  333-52965
                                          1940 Act Registration No.    811-8767

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-Effective Amendment No. [ ]
                      Post-Effective Amendment No. 1 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                                 Amendment No. 2

                     MITCHELL HUTCHINS INSTITUTIONAL SERIES
               (Exact name of registrant as specified in charter)

                           1285 Avenue of the Americas
                            New York, New York 10019
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 713-2000

                            DIANNE E. O'DONNELL, ESQ.
                     Mitchell Hutchins Asset Management Inc.
                           1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)

                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                            BENJAMIN J. HASKIN, ESQ.
                           Kirkpatrick & Lockhart LLP
                  1800 Massachusetts Avenue, N.W., Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to Rule 485(b)
[ ] On pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(1)
[X] On September 1, 1999 pursuant to Rule 485(a)(1)
[ ] 75 days after filing pursuant to Rule 485(a)(2)
[ ] On ______ pursuant to Rule 485(a)(2)

Title of Securities Being Registered:  Shares of Beneficial Interest

                    MITCHELL HUTCHINS LIR SELECT MONEY FUND






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                                   PROSPECTUS

                                SEPTEMBER 1, 1999

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This prospectus offers two classes of money market fund shares. Institutional shares are offered primarily to institutional investors and Financial Intermediary shares are offered to banks and other financial intermediaries for the benefit of their customers.

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                 Not FDIC insured. May lose value. No bank guarantee.
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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Mitchell Hutchins LIR Select Money Fund
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                                    CONTENTS

                                    THE FUND


What every investor         3   LIR Select Money Fund
should know about           5   More About Risks and Investment Strategies
the fund

                                 YOUR INVESTMENT


Information for             6   Managing Your Fund Account
managing your fund          6   Buying Shares
account                     7   Selling Shares
                            7   Exchanging Shares
                            7   Additional Informtion About Your Account
                            8   Pricing and Valuation

                             ADDITIONAL INFORMATION


Additional important        8   Management
information about           9   Dividends and Taxes
the fund                   10   Financial Highlights



Where to learn more             Back Cover
about the fund


                           -------------------------------
                           The fund is not a complete or
                           balanced investment program.
                           -------------------------------

Mitchell Hutchins LIR Select Money Fund
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MITCHELL HUTCHINS LIR SELECT MONEY FUND

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------


FUND OBJECTIVE

Maximum current income consistent with liquidity and the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt.

The fund may invest in any of these money market instruments. It invests in foreign money market instruments only if they are denominated in U.S. dollars.

PaineWebber Incorporated, the fund's investment adviser, has appointed Mitchell Hutchins Asset Management Inc. to serve as the fund's sub-adviser. Mitchell Hutchins selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.


PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Money market instruments generally have a low risk of loss, but they are not risk-free. The fund is subject to credit risk, which is that issuers may fail, or become less able, to make payments when due. The fund also is subject to interest rate risk. When short-term interest rates rise, the value of the fund's investments generally will fall, and its yield will tend to lag behind prevailing rates.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies." In particular, see the following headings:

o     Credit Risk

o     Interest Rate Risk

o     Foreign Securities Risk

INFORMATION ON THE FUND'S RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

The fund commenced operations on August 10, 1998. As a result, the fund does not have performance information of at least one calendar year to include in a bar chart or table at this point in the prospectus, as some other funds might. You can obtain some idea of how the fund has performed by requesting copies of its annual/semi-annual reports or by speaking with your Financial Advisor.

Mitchell Hutchins LIR Select Money Fund
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EXPENSES AND FEE TABLES
-----------------------


FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investments)


Maximum Sales Charge (Load)
Imposed on Purchases (as a %                   None
of offering price)
Maximum Contingent Deferred
Sales Charge (Load) (as a % of                 None
offering price)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)



                                                       INSTITUTIONAL SHARES         FINANCIAL INTERMEDIARY SHARES
                                                       --------------------         ------------------------------

Management Fees                                                           0.18%                                0.18%
12b-1 Fees                                                                0.00%                                0.00%
Other Expenses
     Shareholder Servicing Fee                           0.00%                            0.25%
     Miscallaneous Expenses*                             0.00%                            0.00%
                                                                          0.00%                                0.25%
                                                                          -----                                -----
Total Annual Fund Operating Expenses                                      0.18%                                0.43%
                                                                          =====                                =====



EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR      3 YEARS      5 YEARS    10 YEARS
                                ------      -------      -------    --------
      Institutional shares        $ 18         $ 58       $ 101       $ 230
      Financial Intermediary        44          138         241         542
        shares

Mitchell Hutchins LIR Select Money Fund
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MORE ABOUT RISKS AND INVESTMENT STRATEGIES
------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income will tend to fall more slowly.

FOREIGN SECURITIES RISK. Foreign securities involve risks that normally are not associated with securities of U.S. issuers. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

ADDITIONAL RISKS

YEAR 2000 RISK. The fund could be adversely affected by problems relating to the inability of computer systems used by Mitchell Hutchins and the fund's other service providers to recognize the year 2000. While year 2000-related computer problems could have a negative effect on the fund, Mitchell Hutchins is working to avoid these problems with respect to its own computer systems and to obtain assurances from other service providers that they are taking similar steps.

Similarly, the issuers whose money market instruments are bought by the fund and the trading systems used by the fund could be adversely affected by this issue. The ability of an issuer or trading system to respond successfully to the issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact on the fund.

ADDITIONAL INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share. In addition, Mitchell Hutchins may employ a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the composition and the weighted average maturity of the portfolio based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may seek to improve the fund's yield by purchasing or selling securities to take advantage of yield disparities among similar or dissimilar money market instruments that regularly occur in the money markets.

Mitchell Hutchins LIR Select Money Fund
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YOUR INVESTMENT

MANAGING YOUR FUND ACCOUNT
--------------------------

BUYING SHARES
-------------

THE FUND ACCEPTS THE SETTLEMENT OF PURCHASE ORDERS ONLY IN AVAILABLE FEDERAL FUNDS. FEDERAL FUNDS ARE FUNDS DEPOSITED BY A COMMERCIAL BANK IN AN ACCOUNT AT A FEDERAL RESERVE BANK THAT CAN BE TRANSFERRED TO A SIMILAR ACCOUNT OF ANOTHER BANK IN ONE DAY AND THUS MAY BE MADE IMMEDIATELY AVAILABLE TO THE FUND THROUGH ITS CUSTODIAN.

The fund offers two separate classes of shares -- Institutional shares and Financial Intermediary shares -- as an economical and convenient means for institutions to invest short-term funds that they hold for their own account or hold or manage for others.

o You may buy Institutional shares if you are an institutional investor. PaineWebber Incorporated, the distributor of the fund's shares, may, in its discretion, make Institutional shares available to other individuals or other entities.

o You may buy Financial Intermediary shares only if you are a bank or other financial intermediary buying the shares for the benefit of your customers. Financial Intermediary shares bear special fees at the annual rate of 0.25% of average net assets for services that these financial intermediaries provide to the beneficial owners of the Financial Intermediary shares.

Unless you specify otherwise, all shares purchased will be Institutional shares.

You may buy fund shares by calling the fund's transfer agent, First Data Investors Services Group, at 1-888-LIR Fund and speaking to a representative. You may also buy fund shares by contacting your Financial Advisor at PaineWebber or its correspondent firms, who are then responsible for sending the order to the transfer agent. The availability of fund shares to customers of PaineWebber's correspondent firms may vary depending on the arrangements between PaineWebber and those firms.

You will buy shares at the net asset value next determined after receipt and acceptance of your purchase order by the transfer agent, subject to the fund receiving payment the same day. Your purchase order will be effective only if you wire payment in federal funds on the same business day that you place your order, and your wire must actually be credited to the fund's bank account by a Federal Reserve Bank that day. Otherwise, the order will be rejected. The fund effects orders to buy shares three times each business day at its net asset value determined as of noon (Eastern time), 2:30 p.m. (Eastern time) and 5:00 p.m. (Eastern time). A business day is any day that the fund's custodian, the fund's transfer agent and PaineWebber are open for business.

You must make payment for fund shares through wire transfer of federal funds. To buy shares on a particular business day, your wire transfer must be credited to the fund's bank account by a Federal Reserve Bank on that business day. Otherwise, the order will be executed on the next business day, provided that federal funds are so credited to the fund's bank account on that business day.

The fund and PaineWebber reserve the right to reject a purchase order or suspend the offering of fund shares. PaineWebber may return without notice money wired to the fund where the investor fails to place a corresponding share purchase order.

WIRE INSTRUCTIONS:

Instruct your bank to transfer federal funds by wire to:

      Mitchell Hutchins Institutional Funds
      c/o The Bank of New York

      CR DDA A/C # 8900337516
      FFC PW A/C #
      [INSERT PAINEWEBBER ACCOUNT NAME AND ACCOUNT NUMBER]
      ABA #021000018

PaineWebber or an investor's bank may impose a service charge for wire transfers.

MINIMUM INVESTMENTS:

  To open an account ................................... $10,000,000
  To add to account.........................................$100,000

If your account balance has fallen below $10,000,000, your purchase order to add to the account will be accepted only if the account balance will be at least $10,000,000 after that purchase.

PaineWebber may waive these minimums. The fund may change its minimum investment requirements at any time.


                                       6A

Mitchell Hutchins LIR Select Money Fund
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Financial intermediaries may establish different minimums for their customers who purchase Financial Intermediary shares through them, provided that the aggregate amounts purchased meet the above minimums. You may obtain additional information about these minimums from your financial intermediary.

REMOTE TRADE ENTRY

The fund may offer eligible institutional investors who meet certain conditions an electronic trade order entry (RTE) capability. For more information on this option, contact your Financial Advisor or the transfer agent at 1-888-LIR-FUND.

SELLING SHARES
--------------

You may sell your shares by calling the transfer agent at 1-888-LIR Fund and speaking with a representative. You also may sell your shares by contacting your Financial Advisor or correspondent firm (if you previously designated them to give instructions to the transfer agent on your behalf). They are then responsible for sending the order to the transfer agent. Sell orders are effected three times each business day at the net asset value determined as of noon (Eastern time), 2:30 p.m. (Eastern time) and 5:00 p.m. (Eastern time).

Your sales proceeds will be paid in federal funds wired to one or more accounts you have designated, normally on the business day the sale order is accepted. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired at the same time to the bank account(s) that you designate.

If the transfer agent receives your order to sell shares late in the day especially between 3:30 p.m. to 5:00 p.m. (Eastern time) - the transfer agent will process your order and initiate a wire. However, your bank account may not receive the proceeds that day if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the fund, PaineWebber nor the transfer agent is responsible for the performance of your bank or any of its intermediaries.

The transfer agent will process your orders to sell shares only if you have on file with it a properly completed account application, with signature guaranteed or other authentication acceptable to the transfer agent. The account application requires you to designate the bank account(s) or PaineWebber account for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application.

If you have additional questions on selling shares you should contact your Financial Advisor or call the transfer agent at 1-888-LIR-FUND.

EXCHANGING SHARES
-----------------

You may exchange shares of the fund for shares of the same class of any of the Liquid Institutional Reserves funds - Money Market Fund, Government Securities Fund and Treasury Securities Fund. Those funds all have higher total operating expenses than the fund, but lower minimums for initial and subsequent purchases.

You can place an exchange order by calling the transfer agent at 1-888-LIR Fund and speaking with a representative. You also can place an order through a PaineWebber Financial Advisor or correspondent firm, who are then responsible for sending the order to the transfer agent..

Your exchange order must be received by noon (Eastern time), for Government Securities Fund and Treasury Securities Fund to be effective on that business day. Your exchange order must be received by 2:30 p.m. (Eastern time) for Money Market Fund to effective on that business day. Exchange orders received after those times will not be executed, and you will have to place an exchange order before these times on the following business day if you still wish to effect an exchange.

If you exchange all your fund shares, the dividends accrued on those shares for the month to date also will be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time and must provide the transfer agent with a properly completed account application for the new fund. These exchange orders should be received by the transfer agent at least one half hour before the previously mentioned deadlines to allow the transfer agent sufficient time to establish an account in the new fund in the investor's name. Otherwise, the transfer agent may not be able to effect the exchange.

If the total investment in your account has been less than $10,000,000 for 30 consecutive days, the fund may exchange your shares for shares of Liquid Institutional Reserves -- Money Market Fund unless you elected in your account application to have the shares sold and the proceeds paid to you.

The fund may modify or terminate the exchange privilege at any time.





                                       7A

Mitchell Hutchins LIR Select Money Fund
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ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT
-----------------------------------------

FINANCIAL INTERMEDIARY SHARES. Financial intermediaries buying or holding shares for their customer accounts may charge those customers for cash management and other services provided in connection with their account. These charges may include account maintenance fees, compensating balance requirements or fees based on account transactions, assets or income. The dividends payable to the financial intermediaries' customers, who are the beneficial owners of the shares, will be lower than those on Institutional shares by the amount of the fees paid by the fund for shareholder services. A customer should consider the terms of his other account with a financial intermediary before purchasing shares.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

INSTITUTIONAL SHARES. PaineWebber or Mitchell Hutchins (not the fund) may pay shareholder servicing fees to financial institutions that make Institutional shares available to their customers. The amount of these fees will be negotiated between PaineWebber and the financial institution.

PRICING AND VALUATION
---------------------

The price of fund shares is based on net asset value and is determined separately for each class of shares. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund's net asset value is determined three times each business day:

o     noon (Eastern time),

o     2:30 p.m. (Eastern time) and

o     5:00 p.m. (Eastern time).

Your price for buying or selling shares will be the net asset value that is next calculated after the fund accepts your order.


MANAGEMENT
----------

INVESTMENT ADVISER

Mitchell Hutchins is the investment adviser and administrator of the fund, and is located at 1285 Avenue of the Americas, New York, New York, 10019. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber. PaineWebber, the distributor of the fund's shares, is located at the same address and is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On July 31, 1999, Mitchell Hutchins was the adviser or sub-adviser of __ investment companies with __ separate portfolios and aggregate assets of approximately $__ billion.

MANAGEMENT FEES

The fund pays management fees to Mitchell Hutchins at the annual contract rate of 0.18% of average daily net assets.

 In exchange for this fee, Mitchell Hutchins has agreed to bear all expenses of the fund other than the management fees, shareholder service fees paid for Financial Intermediary shares, interest, taxes, extraordinary costs and the cost of securities purchased and sold by the fund, including any transaction costs. Although Mitchell Hutchins is not obligated to pay the fees and expenses of the fund's independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. Mitchell Hutchins estimates that these fees and expenses will be less than 0.01% of the fund's average net assets.

Mitchell Hutchins LIR Select Money Fund
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DIVIDENDS AND TAXES
-------------------

DIVIDENDS

The fund declares dividends daily and pays them monthly. Dividends are paid on the last business day of a month or upon the sale of all the fund shares in a shareholder's account.

The fund distributes any net short-term capital gain annually and anticipates that any short-term capital gain distribution would be declared during the month of December in a given year. The fund may make more frequent distributions if necessary to maintain its share price at $1.00.

Shares earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

Dividends on Financial Intermediary shares will be lower than dividends on Institutional shares because of the higher expenses borne by Financial Intermediary shares.

You will receive dividends in additional shares of the same class unless you elect to have the dividends transmitted by federal funds wire to either a designated bank account or PaineWebber account. You must notify the transfer agent in writing in a form acceptable to the transfer agent at least two business days prior to the end of the month if you wish to change this election for a particular monthly dividend.


TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The fund expects that its dividends will be taxed primarily as ordinary income. The fund will tell you how you should treat its dividends for tax purposes.

Mitchell Hutchins LIR Select Money Fund
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FINANCIAL HIGHLIGHTS
--------------------

The following financial highlights table is intended to help you understand the fund's financial performance since it commenced operations on August 10, 1998. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends).

The information in the financial highlights has been audited by Ernst & Young, LLP, independent auditors, whose report, along with the fund's financial statements, are included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-800-LIR-FUND.







[FINANCIAL HIGHLIGHTS TO BE PROVIDED]

[BACK COVER]

Mitchell Hutchins LIR Select Money Fund

Ticker Symbol:  SELXX



If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus.

You may discuss your questions about the fund by contacting your Financial Advisor at PaineWebber or one of its correspondent firms. You may obtain free copies of annual and semi-annual reports and the SAI by contacting the fund directly at 1-800-LIR-FUND.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies of reports and other information about the fund:

o For a fee, by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-6009
      Telephone: 1-800-SEC-0330

o     Free, from the SEC's Internet website at: http://www.sec.gov







Mitchell  Hutchins Institutional Series
-- Mitchell Hutchins LIR Select Money Fund
Investment Company Act File No. 811-8767

(COPYRIGHT) 1999 PaineWebber Incorporated

                     MITCHELL HUTCHINS LIR SELECT MONEY FUND
                           1285 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019

                       STATEMENT OF ADDITIONAL INFORMATION

      Mitchell Hutchins LIR Select Money Fund is a professionally managed money market fund. The Fund is a diversified series of Mitchell Hutchins Institutional Series ("Trust") an open-end investment company.

      The fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"). PaineWebber is the fund's distributor.

      Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report by calling toll-free 1-888-LIR-FUND.

      This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated September 1, 1999. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-888-LIR-FUND. Customers of banks and financial intermediaries that purchase the Fund's Financial Intermediary Shares may obtain the Prospectus from their financial intermediaries. This SAI is dated September 1, 1999.



                         TABLE OF CONTENTS
                                                              PAGE
                                                              ----

        The Fund and Its Investment Policies............        2
        The Fund's Investments, Related Risks and
        Limitations.....................................        2
        Organization of the Trust; Trustees and Officers
           and Principal Holders of Securities..........        9
        Investment Advisory, Administration and
        Distribution Arrangements.......................       16
        Portfolio Transactions..........................       18
        Additional Information Regarding Redemptions....       19
        Valuation of Shares.............................       19
        Performance Information.........................       20
        Taxes...........................................       22
        Other Information...............................       23
        Financial Statements............................       24

                      THE FUND AND ITS INVESTMENT POLICIES

      The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.

      The fund's investment objective is earn maximum current income consistent with liquidity and preservation of capital. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships and trusts and similar entities, (4) funding agreements and other insurance company obligations, (5) repurchase agreements regarding any of the foregoing and (6) investment company securities. Money market instruments also include longer term bonds that have variable interest rate or other special features that give them the financial characteristics of short-term debt. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

      The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund may invest in non-negotiable time deposits of U.S. banks, savings associations and similar depository institutions only if the institution has total assets at the time of purchase in excess of $1.5 billion and the time deposits have a maturity of seven days or less.

      The fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). A First Tier Security is either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating agencies ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality.

      The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities). The fund may purchase only U.S. dollar-denominated obligations of foreign issuers.

      The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow up to 10% of its total assets for temporary purposes, including reverse repurchase agreements. The fund may invest in the securities of other investment companies.

      The fund may be rated by a rating agency. As of the date of this SAI, Duff & Phelps Credit Rating Co. (DCR) has given the fund a AAA rating. According to DCR, the AAA rating means the fund's ability to meet redemption requests in a timely manner for $1.00 per share is strong. This rating is based on the fund's risk management procedures, internal control systems, limitations on market risk and experienced management team.

                  THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objective.

      YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

      Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

      U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

      U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

      COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by Rule 2a-7 under the Investment Company Act. Descriptions of certain types of short-term obligations are provided below.

      ASSET-BACKED SECURITIES. The fund may invest in securities that are comprised of financial assets. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Such assets are securitized through the use of trusts or special purpose corporations or other entities. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

      VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the fund may purchase variable and floating rate securities of other issuers with remaining maturities in excess of 13 months if the securities are subject to a demand feature exercisable within 13 months or less. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. The fund's investment in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 13 months or less. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. quality of the obligations. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

      Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

      VARIABLE AMOUNT MASTER DEMAND NOTES. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer.
These notes are payable on demand and may or may not be rated.

      FUNDING AGREEMENTS AND GUARANTEED INVESTMENT CONTRACTS. The fund may invest in funding agreements and guaranteed investment contracts issued by insurance companies which are obligations of the insurance company or its separate account. Funding agreements permit the investment of varying amounts under a direct agreement between the fund and an insurance company and provide that the principal amount may be increased from time to time (subject to specified maximums) by agreement of the parties or decreased by either party. The fund expects to invest primarily in funding agreements and guaranteed investment contracts with floating or variable rates that are subject to demand features that permit the fund to tender its interest back to the issuer. To the extent the fund invests in funding agreements and guaranteed investment contracts that either do not have demand features or have demand features that may be exercised more than seven days after the date of acquisition, these investments will be subject to the fund's limitation on investments in illiquid securities. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements" and "-- Illiquid Securities."

      INVESTING IN FOREIGN SECURITIES. The fund's investments in U.S. dollar-denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

      CREDIT AND LIQUIDITY ENHANCEMENTS. The fund may invest in securities that have credit or liquidity enhancements or the fund may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

      ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. To the extent the fund invests in illiquid securities, it may not be able readily to liquidate such investments and may have to sell other investments if necessary to raise cash to meet its obligations.

      Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act") and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

      However, not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of such securities promptly or at favorable prices.

      The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

      Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks and securities dealers. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."

      Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations--Segregated Accounts." The fund may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

      INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other money market funds, subject to Investment Company Act limitations, which at present restrict these investments in the aggregate to no more than 10% of the fund's total assets. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

      LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

      Pursuant to procedures adopted by the board governing the fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the fund's securities lending program.

      SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions.

INVESTMENT LIMITATIONS OF THE FUND

      FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

      The fund will not:

      (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

      The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

      (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33-1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      The following interpretation applies to, but is not a part of, this fundamental restriction: the fund's investments in master notes, funding agreements and similar instruments will not be considered to be the making of a loan.

      (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval.

      The fund will not:

      (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

      (4) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

      (5)   invest more than 10% of its net assets in illiquid securities.

                     ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS
                       AND PRINCIPAL HOLDERS OF SECURITIES

      The Trust was formed on April 29, 1998 as a business trust under the laws of Delaware and has one operating series. The board has authority to establish additional series and to issue an unlimited number of shares of each beneficial interest of each existing or future series, par value $0.001 per share. The board oversees the fund's operations.

      Trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

NAME AND ADDRESS*; AGE                    POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                    -------------------        ----------------------------------------

Margo N. Alexander**; 52                  Trustee and President      Mrs.   Alexander  is  chairman   (since  March
                                                                     1999),  chief executive officer and a director
                                                                     of Mitchell Hutchins (since January 1995), and
                                                                     an executive  vice president and a director of
                                                                     PaineWebber (since March 1984). Mrs. Alexander
                                                                     is  president  and a director or trustee of 32
                                                                     investment   companies   for  which   Mitchell
                                                                     Hutchins,   PaineWebber   or  one   of   their
                                                                     affiliates serves as investment adviser.

Richard Q. Armstrong; 64                         Trustee             Mr.  Armstrong  is chairman  and  principal  of
R.Q.A. Enterprises                                                   R.Q.A.   Enterprises   (management   consulting
One Old Church Road                                                  firm)   (since   April   1991   and   principal
Unit #6                                                              occupation  since March  1995).  Mr.  Armstrong
Greenwich, CT 06830                                                  was  chairman  of the  board,  chief  executive
                                                                     officer and co-owner of  Adirondack  Beverages
                                                                     (producer and  distributor  of soft drinks and
                                                                     sparkling/still  waters)  (October  1993-March
                                                                     1995).  He was a  partner  of The New  England
                                                                     Consulting Group (management  consulting firm)
                                                                     (December   1992-September   1993).   He   was
                                                                     managing  director  of LVMH  U.S.  Corporation
                                                                     (U.S.  subsidiary  of the French  luxury goods
                                                                     conglomerate,  Louis  Vuitton  Moet  Hennessey
                                                                     Corporation)  (1987-1991)  and chairman of its
                                                                     wine and  spirits  subsidiary,  Schieffelin  &
                                                                     Somerset Company (1987-1991). Mr. Armstrong is
                                                                     a  director   or  trustee  of  31   investment
                                                                     companies   for   which   Mitchell   Hutchins,
                                                                     PaineWebber or one of their affiliates  serves
                                                                     as investment adviser.

                                                         9

NAME AND ADDRESS*; AGE                    POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                    -------------------        ----------------------------------------

E. Garrett Bewkes, Jr.**; 72           Trustee and Chairman of the   Mr.  Bewkes is a director of Paine Webber Group
                                            Board of Trustees        Inc.   ("PW   Group")   (holding   company   of
                                                                     PaineWebber  and Mitchell  Hutchins).  Prior to
                                                                     December  1995,  he  was  a  consultant  to  PW
                                                                     Group.  Prior to 1988,  he was  chairman of the
                                                                     board,  president and chief  executive  officer
                                                                     of American Bakeries  Company.  Mr. Bewkes is a
                                                                     director of  Interstate  Bakeries  Corporation.
                                                                     Mr.  Bewkes  is a  director  or  trustee  of 35
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Richard R. Burt; 52                              Trustee             Mr.  Burt is  chairman  of IEP  Advisors,  Inc.
1275 Pennsylvania Ave, N.W.                                          (international   investments   and   consulting
Washington, DC  20004                                                firm)  (since  March  1994)  and a  partner  of
                                                                     McKinsey  &  Company   (management   consulting
                                                                     firm)  (since  1991).  He is also a director of
                                                                     Archer-Daniels-Midland     Co.    (agricultural
                                                                     commodities),   Hollinger   International   Co.
                                                                     (publishing),     Homestake    Mining    Corp.,
                                                                     Powerhouse  Technologies Inc. and Wierton Steel
                                                                     Corp.  He  was  the  chief  negotiator  in  the
                                                                     Strategic Arms Reduction  Talks with the former
                                                                     Soviet   Union   (1989-1991)   and   the   U.S.
                                                                     Ambassador  to the Federal  Republic of Germany
                                                                     (1985-1989).   Mr.   Burt  is  a  director   or
                                                                     trustee of 31  investment  companies  for which
                                                                     Mitchell Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Mary C. Farrell**; 49                            Trustee             Ms.  Farrell  is a  managing  director,  senior
                                                                     investment   strategist   and   member  of  the
                                                                     Investment  Policy  Committee  of  PaineWebber.
                                                                     Ms. Farrell joined  PaineWebber in 1982. She is
                                                                     a member of the Financial  Women's  Association
                                                                     and Women's Economic  Roundtable and appears as
                                                                     a regular  panelist  on Wall  $treet  Week with
                                                                     Louis  Rukeyser.  She also  serves on the Board
                                                                     of  Overseers  of New York  University's  Stern
                                                                     School of Business.  Ms.  Farrell is a director
                                                                     or  trustee  of  31  investment  companies  for
                                                                     which Mitchell Hutchins,  PaineWebber or one of
                                                                     their affiliates serves as investment adviser.


                                                        10

NAME AND ADDRESS*; AGE                    POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                    -------------------        ----------------------------------------

Meyer Feldberg; 57                               Trustee             Mr.   Feldberg   is  Dean  and   Professor   of
Columbia University                                                  Management of the Graduate  School of Business,
101 Uris Hall                                                        Columbia  University.  Prior  to  1989,  he was
New York, NY  10027                                                  president   of  the   Illinois   Institute   of
                                                                     Technology.  Dean  Feldberg  is also a director
                                                                     of   Primedia,   Inc.,   Federated   Department
                                                                     Stores,  Inc. and Revlon, Inc. Dean Feldberg is
                                                                     a  director   or   trustee  of  34   investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.

George W. Gowen; 69                              Trustee             Mr.  Gowen  is a  partner  in the  law  firm of
666 Third Avenue                                                     Dunnington,  Bartholow  & Miller.  Prior to May
New York, NY  10017                                                  1994,  he was a  partner  in the  law  firm  of
                                                                     Fryer,  Ross & Gowen.  Mr.  Gowen is a director
                                                                     or  trustee  of  34  investment  companies  for
                                                                     which Mitchell Hutchins,  PaineWebber or one of
                                                                     their affiliates serves as investment adviser.

Frederic V. Malek; 62                            Trustee             Mr.   Malek  is  chairman  of  Thayer   Capital
1455 Pennsylvania Ave, N.W.                                          Partners  (merchant bank). From January 1992 to
Suite 350                                                            November  1992,  he  was  campaign  manager  of
Washington, DC  20004                                                Bush-Quayle  `92.  From  1990 to  1992,  he was
                                                                     vice  chairman  and,  from 1989 to 1990, he was
                                                                     president of Northwest  Airlines Inc., NWA Inc.
                                                                     (holding  company of Northwest  Airlines  Inc.)
                                                                     and Wings  Holdings  Inc.  (holding  company of
                                                                     NWA Inc.).  Prior to 1989,  he was  employed by
                                                                     the Marriott Corporation (hotels,  restaurants,
                                                                     airline catering and contract  feeding),  where
                                                                     he  most   recently  was  an   executive   vice
                                                                     president and president of Marriott  Hotels and
                                                                     Resorts.  Mr.  Malek  is  also  a  director  of
                                                                     American Management Systems,  Inc.  (management
                                                                     consulting  and  computer  related   services),
                                                                     Automatic Data Processing,  Inc., CB Commercial
                                                                     Group,  Inc.  (real  estate  services),  Choice
                                                                     Hotels    International    (hotel   and   hotel
                                                                     franchising),   FPL   Group,   Inc.   (electric
                                                                     services),  Manor Care, Inc.  (health care) and
                                                                     Northwest   Airlines   Inc.   Mr.  Malek  is  a
                                                                     director or trustee of 31 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.


                                                        11

NAME AND ADDRESS*; AGE                    POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                    -------------------        ----------------------------------------

Carl W. Schafer; 63                              Trustee             Mr.   Schafer  is  president  of  the  Atlantic
66 Witherspoon Street, #1100                                         Foundation  (charitable  foundation  supporting
Princeton, NJ  08542                                                 mainly     oceanographic     exploration    and
                                                                     research).   He  is  a  director  of  Base  Ten
                                                                     Systems,  Inc.  (software),   Roadway  Express,
                                                                     Inc.  (trucking),  The Guardian Group of Mutual
                                                                     Funds,  the  Harding,   Loevner  Funds,   Evans
                                                                     Systems,  Inc. (motor fuels,  convenience store
                                                                     and diversified  company),  Electronic Clearing
                                                                     House,     Inc.     (financial     transactions
                                                                     processing),   Frontier  Oil   Corporation  and
                                                                     Nutraceutix,   Inc.  (biotechnology   company).
                                                                     Prior to January  1993,  he was chairman of the
                                                                     Investment  Advisory  Committee  of the  Howard
                                                                     Hughes  Medical  Institute.  Mr.  Schafer  is a
                                                                     director or trustee of 31 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.

Brian M. Storms;** 44                            Trustee             Mr.  Storms is  president  and chief  operating
                                                                     officer  of  Mitchell   Hutchins  (since  March
                                                                     1999).  Prior to March 1999,  he was  president
                                                                     of Prudential  Investments  (1996-1999).  Prior
                                                                     to  joining  Prudential,   he  was  a  managing
                                                                     director at Fidelity  Investments.  Mr.  Storms
                                                                     is a  director  or  trustee  of  31  investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.

Anthony G. Balestrieri; 36                   Vice President          Mr.  Balestrieri is a senior vice president and
                                                                     a   portfolio   manager   in   the   short-term
                                                                     strategies  group  of  Mitchell  Hutchins.  Mr.
                                                                     Balestrieri   is  a  vice   president   of  one
                                                                     investment  company for which Mitchell Hutchins
                                                                     or PaineWebber serves as investment adviser.

Kris L. Dorr; 35                             Vice President          Ms.  Dorr  is a  first  vice  president  and  a
                                                                     portfolio manager in the short-term  strategies
                                                                     group  of  Mitchell  Hutchins.  Ms.  Dorr  is a
                                                                     vice  president of one  investment  company for
                                                                     which Mitchell  Hutchins or PaineWebber  serves
                                                                     as investment adviser.

John J. Lee; 30                            Vice President and        Mr.  Lee is a vice  president  and a manager of
                                           Assistant Treasurer       the mutual fund finance  department of Mitchell
                                                                     Hutchins.  Prior to September  1997,  he was an
                                                                     audit   manager  in  the   financial   services
                                                                     practice  of Ernst & Young  LLP.  Mr.  Lee is a
                                                                     vice  president and  assistant  treasurer of 32
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as an investment adviser.


                                                        12

NAME AND ADDRESS*; AGE                    POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                    -------------------        ----------------------------------------

Kevin J. Mahoney; 33                       Vice President and        Mr.  Mahoney  is a first vice  president  and a
                                           Assistant Treasurer       senior  manager  of  the  mutual  fund  finance
                                                                     department of Mitchell  Hutchins.  From August
                                                                     1996 through March 1999, he was the manager of
                                                                     the  mutual  fund  internal  control  group of
                                                                     Salomon Smith Barney. Prior to August 1996, he
                                                                     was an associate  and  assistant  treasurer of
                                                                     BlackRock   Financial   Management   L.P.  Mr.
                                                                     Mahoney  is a  vice  president  and  assistant
                                                                     treasurer of 32 investment companies for which
                                                                     Mitchell Hutchins, PaineWebber or one of their
                                                                     affiliates serves as investment adviser.

Michael H. Markowitz; 33                     Vice President          Mr.  Markowitz is a first vice  president and a
                                                                     portfolio manager in the short-term  strategies
                                                                     group of Mitchell  Hutchins.  Mr.  Markowitz is
                                                                     a vice president of one investment  company for
                                                                     which Mitchell  Hutchins or PaineWebber  serves
                                                                     as investment adviser.

Dennis McCauley; 52                          Vice President          Mr.  McCauley is a managing  director and chief
                                                                     investment  officer--fixed  income  of  Mitchell
                                                                     Hutchins.   Prior  to  December  1994,  he  was
                                                                     director  of fixed  income  investments  of IBM
                                                                     Corporation.  Mr.  McCauley is a vice president
                                                                     of 22 investment  companies for which  Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Ann E. Moran; 42                           Vice President and        Ms. Moran is a vice  president and a manager of
                                           Assistant Treasurer       the mutual fund finance  department of Mitchell
                                                                     Hutchins.  Ms.  Moran is a vice  president  and
                                                                     assistant treasurer of 32 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.

Dianne E. O'Donnell; 47               Vice President and Secretary   Ms.  O'Donnell is a senior vice  president  and
                                                                     deputy  general  counsel of Mitchell  Hutchins.
                                                                     Ms.   O'Donnell   is  a  vice   president   and
                                                                     secretary  of  31  investment  companies  and a
                                                                     vice  president and assistant  secretary of one
                                                                     investment    company   for   which    Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Emil Polito; 38                              Vice President          Mr.  Polito  is a  senior  vice  president  and
                                                                     director   of   operations   and   control  for
                                                                     Mitchell   Hutchins.   Mr.  Polito  is  a  vice
                                                                     president of 32 investment  companies for which
                                                                     Mitchell Hutchins,  PaineWebber or one of their
                                                                     affiliates serves as investment adviser.


                                                        13

NAME AND ADDRESS*; AGE                    POSITION WITH TRUST        BUSINESS EXPERIENCE; OTHER DIRECTORSHIPS
----------------------                    -------------------        ----------------------------------------

Victoria E. Schonfeld; 48                    Vice President          Ms.  Schonfeld  is  a  managing   director  and
                                                                     general  counsel of  Mitchell  Hutchins  (since
                                                                     May  1994)  and  a  senior  vice  president  of
                                                                     PaineWebber  (since July 1995).  Ms.  Schonfeld
                                                                     is a vice president of 31 investment  companies
                                                                     and a  vice  president  and  secretary  of  one
                                                                     investment    company   for   which    Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.

Paul H. Schubert; 36                  Vice President and Treasurer   Mr.  Schubert  is a senior vice  president  and
                                                                     director of the mutual fund finance  department
                                                                     of Mitchell  Hutchins.  Mr.  Schubert is a vice
                                                                     president   and   treasurer  of  32  investment
                                                                     companies   for   which   Mitchell    Hutchins,
                                                                     PaineWebber or one of their  affiliates  serves
                                                                     as investment adviser.

Barney A. Taglialatela; 38                 Vice President and        Mr.  Taglialatela  is a  vice  president  and a
                                           Assistant Treasurer       manager of the mutual fund  finance  department
                                                                     of Mitchell  Hutchins.  Prior to February 1995,
                                                                     he was a manager  of the  mutual  fund  finance
                                                                     division of Kidder  Peabody  Asset  Management,
                                                                     Inc. Mr.  Taglialatela  is a vice president and
                                                                     assistant treasurer of 32 investment  companies
                                                                     for which  Mitchell  Hutchins,  PaineWebber  or
                                                                     one of their  affiliates  serves as  investment
                                                                     adviser.

Keith A. Weller; 37                        Vice President and        Mr.  Weller  is  a  first  vice  president  and
                                           Assistant Secretary       associate    general    counsel   of   Mitchell
                                                                     Hutchins.   Prior  to  May  1995,   he  was  an
                                                                     attorney in private  practice.  Mr. Weller is a
                                                                     vice  president and  assistant  secretary of 31
                                                                     investment   companies   for   which   Mitchell
                                                                     Hutchins,   PaineWebber   or   one   of   their
                                                                     affiliates serves as investment adviser.


-------------
* Unless otherwise indicated, the business address of each listed person is 1285 Avenue of the Americas, New York, New York 10019.

** Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the trust as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

      The Trust pays each trustee who is not an "interested person" of the Trust $1,000 annually and up to $150 for each board meeting and each meeting of a board committee. The Trust has only one series and thus pays each such trustee $1,000 annually plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Trustees and officers of the Trust own in the aggregate less than 1% of the outstanding shares of any class of the Trust. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the fund, the fund requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

      The table below includes certain information relating to the compensation of the current board members who held office with the fund or with other PaineWebber funds during the fund's fiscal year ended April 30, 1999.

ther PaineWebber funds during the fund's fiscal year ended April 30, 1999.

                                                   COMPENSATION TABLE+


                                                       AGGREGATE           TOTAL COMPENSATION FROM
                                                       ---------           -----------------------
                                                     COMPENSATION           THE TRUST AND THE FUND
                                                     ------------           ----------------------
                 NAME OF PERSON, POSITION           FROM THE TRUST*                  COMPLEX**
                 ------------------------           ---------------                  ---------

          Richard Q. Armstrong,
              Trustee                                                               $ 101,372
          Richard R. Burt,
              Trustee                                                                 101,372
          Meyer Feldberg,
              Trustee                                                                 116,222
          George W. Gowen,
              Trustee                                                                 108,272
          Frederic V. Malek,
              Trustee                                                                 101,372
          Carl W. Schafer,
              Trustee                                                                 101,372


--------------------
+ Only independent board members are compensated by the Trust and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.

* Represents fees paid to each board member for the fiscal year ended April 31, 1999.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1998, to each board member by 31 investment companies (33 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

                         PRINCIPAL HOLDERS OF SECURITIES

      As of August 1, 1999, the fund's records showed the following shareholders as owning 5% or more of a class of the fund's shares:

                     INVESTMENT ADVISORY, ADMINISTRATION AND
                            DISTRIBUTION ARRANGEMENTS

      INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the Trust's investment adviser and administrator pursuant to a contract dated July 31, 1998 ("Advisory Contract"). Under the Advisory Contract, the Trust pays Mitchell Hutchins an annual fee, computed daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets.

      During the period August 10, 1998 (commencement of operations) to April 30, 1999, the fund paid (or accrued) fees of $ under the Advisory Contract.

      Under the terms of the Advisory Contract, Mitchell Hutchins bears all expenses incurred in the Fund's operation other than the fee payable under the Advisory Contract, the fees payable pursuant to the shareholder service plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including counsel fees) of the trustees of the Trust who are not "interested persons" of the Trust or Mitchell Hutchins, as that term is defined in the Investment Company Act ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust).

      Although Mitchell Hutchins is not obligated to pay the fees and expenses of the Independent Trustees, the Advisory Contract requires that Mitchell
Hutchins reduce its management fee by an amount equal to those fees and expenses.

      Expenses borne by Mitchell Hutchins include the following (or the fund's share of the following): (1) organizational expenses (if these expenses are amortized over a period of more than one year, Mitchell Hutchins will bear in any one year only that portion of the organizational expenses that would have been borne by the fund in that year), (2) filing fees and expenses relating to the registration and qualification of the shares of the fund under federal and state securities laws and maintaining such registration and qualifications, (3) fees and salaries payable to the trustees (other than the Independent Trustees) and officers, (4) all expenses incurred in connection with the services of the trustees (other than the Independent Trustees), including travel expenses, (5) costs of any liability, uncollectable items of deposit and other insurance or fidelity bonds, (6) ordinary legal, accounting and auditing expenses, excluding legal fees of special counsel for the Independent Trustees and, as noted above, excluding extraordinary expenses, such as litigation or indemnification expenses, (7) charges of custodians, transfer agents and other agents, (8) costs of preparing share certificate (if any); (9) expenses of setting in type and printing prospectuses and supplements thereto, reports and statements to shareholders and proxy materials for existing shareholders, (10) costs of mailing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials to existing shareholders, (11) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations, (12) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof, (13) the cost of investment company literature and other publications provided to the trustees and officers, (14) costs of mailing stationery and communications equipment, (15) expenses incident to any dividend, withdrawal or redemption options, and (16) charges and expenses of any outside pricing service used to value portfolio securities.

      Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

      The Advisory Contract is terminable with respect to the fund at any time without penalty by vote of the board or by vote of the holders of a majority of the outstanding voting securities of the fund on 60 days' written notice to Mitchell Hutchins, as the case may be. The Advisory Contract is also terminable without penalty by Mitchell Hutchins on 60 days' written notice to the other party. The Advisory Contract terminates automatically upon its assignment.

      NET ASSETS. The following table shows the approximate net assets as of July 31, 1999, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                      NET ASSETS
                           INVESTMENT CATEGORY                          ($MIL)
                           -------------------                          ------

          Domestic (excluding Money Market)...................
          Global..............................................
          Equity/Balanced.....................................
          Fixed Income (excluding Money Market)...............
                Taxable Fixed Income..........................
                Tax-Free Fixed Income.........................
          Money Market Funds..................................


      PERSONAL TRADING POLICIES. Mitchell Hutchins personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders of PaineWebber funds and other Mitchell Hutchins advisory accounts by all Mitchell Hutchins' directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, employee accounts generally must be maintained at PaineWebber, personal trades in most securities require pre-clearance and short-term trading and participation in initial public offerings generally are prohibited. In addition, the code of ethics puts restrictions on the timing of personal investing in relation to trades by PaineWebber Funds and other Mitchell Hutchins advisory clients.

      DISTRIBUTION ARRANGEMENTS. PaineWebber acts as distributor of each class of shares of the fund under a distribution contract with the Trust, which requires PaineWebber to use its best efforts, consistent with its other business, to sell shares of the fund. Shares of the fund are offered on a continuous basis, except that the Trust and PaineWebber reserve the right to reject any purchase order and to suspend the offering of fund shares for a period of time. PaineWebber may pay shareholder servicing fees to banks and broker-dealers that make Institutional shares of the fund available to their customers. The annual rate of the shareholder servicing fees will not exceed five basis points (0.05%) multiplied by the average daily net asset value of Institutional shares held through the bank or broker-dealer by its institutional customers, and will be paid monthly. The cost of these shareholder servicing fees will be borne by PaineWebber or Mitchell Hutchins Asset Management Inc. and will not be charged to or reimbursed by the Fund.

      FINANCIAL INTERMEDIARIES. Financial intermediaries, such as banks and savings associations, may purchase Financial Intermediary shares for the accounts of their customers. The Trust has adopted a shareholder services plan ("Plan") with respect to Financial Intermediary shares. PaineWebber implements the Plan on behalf of the Trust by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Intermediary shares.

      Under the Plan, the fund pays PaineWebber an annual fee at the annual rate of 0.25% of the average daily net assets value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, PaineWebber pays an identical fee to the financial intermediary for providing the support services to its customers specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) other similar services if requested by the Trust. The fund made payments through PaineWebber to financial intermediaries in the amount of $__________ with respect to its Financial Intermediary shares outstanding during the fiscal period ended April 30, 1999.

      Under the terms of the service agreements, financial intermediaries are required to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with PaineWebber in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

      The Plan requires that PaineWebber provide to the board at least annually a written report of the amounts expended by PaineWebber under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with PaineWebber in providing information to the board with respect to amounts expended and services provided under the service agreement. The Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to the Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

      Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and PaineWebber might be required to alter or discontinue their arrangements with financial intermediaries and change their method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.

      Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund through PaineWebber under a service agreement resulting from fiduciary funds being invested in Financial Intermediary shares. Before investing fiduciary funds in Financial Intermediary shares, financial intermediaries, including investment advisers and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

                             PORTFOLIO TRANSACTIONS

      The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

      The Advisory Contract authorizes Mitchell Hutchins (with the approval of the board) to select brokers and dealers to execute purchases and sales of the fund's portfolio securities. It directs Mitchell Hutchins to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the fund. To the extent that the execution and price offered by more than one dealer are comparable, Mitchell Hutchins may, in its discretion, effect transactions in portfolio securities with dealers who provide the fund or Mitchell Hutchins with research, analysis, advice and similar services. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins on behalf of the fund will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid had no services been provided by the executing dealer. Moreover, Mitchell Hutchins will not enter into any explicit soft dollar arrangements relating to principal transactions and will not receive in principal transactions the types of services that could be purchased for hard dollars. Research services furnished by the dealers through which or with which the fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts it advises and, conversely, research services furnished to Mitchell Hutchins in connection with other funds or accounts that Mitchell Hutchins advises may be used in advising the fund. Information and research received from dealers will be in addition to, and not in lieu of, the services required to be performed by Mitchell Hutchins under the Advisory Contract.

      During its fiscal period ended April 30, 1999, the fund paid no brokerage commissions.

      Mitchell Hutchins may engage in agency transactions in over-the-counter debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services. These procedures include a requirement that Mitchell Hutchins obtain multiple quotes from dealers before executing the transactions on an agency basis.

      Investment decisions for the fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount according to a formula deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.

      As of April 30, 1999, the fund owned securities issued by the following companies which are regular broker-dealers for the fund:

                                  [to be added]

                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

      ADDITIONAL PURCHASE AND REDEMPTION INFORMATION. The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time; although the fund attempts to maintain a constant net asset value of $1.00 per share.

      If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur brokerage expenses in converting these securities into cash.

                               VALUATION OF SHARES

      The fund uses its best efforts to maintain its net asset value at $1.00 per share. The fund's net asset value per share is determined by The Bank of New York ("BONY") as of noon, Eastern time, 2:30 p.m., Eastern time and again at 5:00 p.m. Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the New York City offices of BONY, the fund's transfer agent (First Data Investors Services Group, Inc.) and PaineWebber are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas Day.

      The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

      The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

      In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

      The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

      TOTAL  RETURN   CALCULATIONS.   Average   annual   total   return   quotes
("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

               n
       P(1 + T)   =  ERV
        where:  P =  a hypothetical initial payment of $1,000 to purchase share of a specified class
                T =  average  annual  total  return  of shares of that class n =
                     number of years
              ERV =  ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

      Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

      The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value.

      The following tables show performance information for the fund's shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                                                                     FINANCIAL
                                                   INSTITUTIONAL   INTERMEDIARY
                                                      SHARES          SHARES
                                                      ------          ------

     Inception* to April 30, 1999:
           Standardized Return.................
           Non-Standardized Return.............

------------------
* The inception date for the fund's Institutional shares is August 10, 1998; the inception date for its Financial Intermediary shares is ____________, 1998.

      CALCULATION OF YIELD. The fund computes its yield and effective yield quotations for each class of shares using standardized methods required by the SEC. The fund from time to time advertises for each class of shares (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

                                                             365/7
                  EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)     ] - 1

      The fund may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in the fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

      Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of the fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

      For the seven-day period ended April 30, 1999, the yield and effective yield of the fund's shares was as follows:

                                                       YIELD     EFFECTIVE YIELD
                                                       -----     ---------------

    Institutional shares......................
    Financial Intermediary shares.............


      OTHER INFORMATION. The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Brothers Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the fund and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

      The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

      The fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on the fund investment are reinvested by being paid in additional fund shares, any future income of the fund would increase the value, not only of the original fund investment, but also of the additional fund shares received through reinvestment. As a result, the value of the fund investment would increase more quickly than if dividends had been paid in cash. The fund may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

      BACKUP WITHHOLDING. The fund is required to withhold 31% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the fund or PaineWebber with a correct taxpayer identification number or who otherwise are subject to backup withholding.

      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gains, if any) and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other
RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

      DELAWARE BUSINESS TRUST. Although Delaware law statutorily limits the potential liabilities of a Delaware business trust's shareholders to the same extent as it limits the potential liabilities of a Delaware corporation, shareholders of the fund could, under certain conflicts of laws jurisprudence in various states, be held personally liable for the obligations of the Trust or Fund. However, the Trust Instrument of the Trust disclaims shareholder liability for acts or obligations of the Trust or its series (the fund). The Trust Instrument provides for indemnification from the fund's property for all losses and expenses of any fund shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility which Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder of the fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of the fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

      CLASSES OF SHARES. A share of each class of the fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service costs.

      VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportion as the vote of shares held for their customers.

      The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

      CUSTODIAN; TRANSFER AND DIVIDEND AGENT. The Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the fund's assets. First Data Investor Services Group, Inc., whose principal business address is 4400 Computer Drive, Westborough, Massachusetts 01581-5159, is the fund's transfer and dividend disbursing agnet

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the fund.

                              FINANCIAL STATEMENTS

      The fund's Annual Report to Shareholders for its last fiscal year ended April 30, 1999 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

YOU   SHOULD    RELY   ONLY   ON   THE
INFORMATION  CONTAINED  OR REFERRED TO
IN THE  PROSPECTUS  AND THIS STATEMENT
OF  ADDITIONAL  INFORMATION.  THE FUND
AND   ITS    DISTRIBUTOR    HAVE   NOT
AUTHORIZED  ANYONE TO PROVIDE YOU WITH
INFORMATION  THAT  IS  DIFFERENT.  THE
PROSPECTUS   AND  THIS   STATEMENT  OF
ADDITIONAL INFORMATION IS NOT AN OFFER
TO  SELL  SHARES  OF THE  FUND  IN ANY
JURISDICTION  WHERE  THE  FUND  OR ITS
DISTRIBUTOR   MAY  NOT  LAWFULLY  SELL
THOSE SHARES.


             -----------

                                                           Mitchell Hutchins LIR
                                                              Select Money Fund.



                                      ------------------------------------------
                                             Statement of Additional Information

                                                               September 1, 1999
                                      ------------------------------------------












                                                                     PAINEWEBBER











(COPYRIGHT)1999 PaineWebber Incorporated

                            PART C. OTHER INFORMATION


Item 23. EXHIBITS

(1)   Trust Instrument 1/

(2)   By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/

(4)   Investment Advisory and Administration Contract (to be filed)

(5)   Distribution Contract (to be filed)

(6)   Bonus, profit sharing or pension plans - none

(7)   Custodian Agreement (to be filed)

(8)   (a) Transfer Agency Agreement (to be filed)

      (b)   Shareholder Service Plan (to be filed)

      (c)   Shareholder Service Agreement (to be filed)

(9)   Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

(11)  Omitted Financial Statements - none

(12)  Letter of investment intent 1/
                                  -
(13)  Plan of Distribution pursuant to Rule 12b-1 - none

(14)  and

(27)  Financial Data Schedule (not applicable)

(15)  Plan Pursuant to Rule 18f-3 1/

---------------------------

1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.


Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

Item 25.  INDEMNIFICATION

      Section 2 of Article IX of the Trust Instrument, "Indemnification," provides that the appropriate series of the Registrant will indemnify the trustees and officers of the Registrant to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article IX, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of Article IX also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

      Additionally, "Limitation of Liability" in Section 1 of Article IX of the Trust Instrument provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Registrant or a particular series; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee, investment adviser or independent contractor of the Registrant.

      Section 9 of the Investment Advisory and Administration Contract with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by any series of the Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Section 10 of the Contract provides that the Trustees shall not be liable for any obligations of the Trust or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the Trustees.

      Section 9 of the Distribution Contract provides that the Trust will indemnify PaineWebber and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by PaineWebber to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that PaineWebber agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by PaineWebber for use in the Registration Statement or arising out of an agreement between PaineWebber and any retail dealer, or arising out of supplementary literature or advertising used by PaineWebber in connection with the Contract.
Section 10 of the Distribution Contract contains provisions similar to Section 10 of the Investment Advisory and Administration Contract, with respect to Mitchell Hutchins and PaineWebber, as appropriate.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is a wholly owned subsidiary of PaineWebber which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219), and is incorporated herein by reference.



Item 27.  PRINCIPAL UNDERWRITERS

      a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

      ALL AMERICAN TERM TRUST INC.
      GLOBAL HIGH INCOME DOLLAR FUND INC.
      GLOBAL SMALL CAP FUND INC.
      INSURED MUNICIPAL INCOME FUND INC.
      INVESTMENT GRADE MUNICPAL INCOME FUND INC.
      MANAGED HIGH YIELD FUND INC.
      MANAGED HIGH YIELD PLUS FUND INC.

      MITCHELL HUTCHINS INSTITUTIONAL SERIES

      MITCHELL HUTCHINS PORTFOLIOS
      MITCHELL HUTCHINS SERIES TRUST
      PAINEWEBBER AMERICA FUND
      PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
      PAINEWEBBER INDEX TRUST
      PAINEWEBBER INVESTMENT SERIES
      PAINEWEBBER INVESTMENT TRUST
      PAINEWEBBER INVESTMENT TRUST II
      PAINEWEBBER MANAGED ASSETS TRUST
      PAINEWEBBER MANAGED INVESTMENTS TRUST
      PAINEWEBBER MASTER SERIES, INC.
      PAINEWEBBER MUNICIPAL SERIES
      PAINEWEBBER MUTUAL FUND TRUST
      PAINEWEBBER OLYMPUS FUND
      PAINEWEBBER SECURITIES TRUST
      STRATEGIC GLOBAL INCOME FUND, INC.
      2002 TARGET TERM TRUST INC.

      b) PaineWebber is the Registrant's principal underwriter. The directors and officers of PaineWebber, their principal business addresses, and their positions and offices with PaineWebber are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-7163) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of PaineWebber who also serve as trustees or officers of the Trust. Unless otherwise indicated, the principal business address of each person named is 1285 Avenue of the Americas, New York, NY 10019.

                          Positions and Offices    Positions and Offices With
Name                      With Registrant          Underwriter
----                      ---------------          -----------

Margo N. Alexander        Trustee and President    Executive Vice President and
                                                   Director of PaineWebber

Mary C. Farrell           Trustee                  Managing Director, Senior
                                                   Investment Strategist and
                                                   member of the Investment
                                                   Policy Committee

Brian M. Storms           Trustee                  President and Chief Operating
                                                   Officer of Mitchell Hutchins

      c)  None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

      The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29.  MANAGEMENT SERVICES

      Not applicable.

Item 30.  UNDERTAKINGS

      None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of June, 1999.

                              MITCHELL HUTCHINS INSTITUTIONAL SERIES

                              By:   /s/ Dianne E. O'Donnell
                                    --------------------------------
                                    Dianne E. O'Donnell
                                    Vice President and Secretary

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                        Date
---------                           -----                        ----

/s/ Margo N. Alexander              President and Trustee        June 30, 1999
---------------------------         (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.          Trustee and Chairman         June 30, 1999
---------------------------         of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong            Trustee                      June 30, 1999
---------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt                 Trustee                      June 30, 1999
---------------------------
Richard R. Burt *

/s/ Mary C. Farrell                 Trustee                      June 30, 1999
---------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                  Trustee                      June 30, 1999
---------------------------
Meyer Feldberg *

/s/ George W. Gowen                 Trustee                      June 30, 1999
---------------------------
George W. Gowen *

/s/ Frederic V. Malek               Trustee                      June 30, 1999
---------------------------
Frederic V. Malek *

/s/ Carl W. Schafer                 Trustee                      June 30, 1999
---------------------------
Carl W. Schafer *

/s/ Brian M. Storms                 Trustee                      June 30, 1999
---------------------------
Brian M. Storms **

/s/ Paul H. Schubert                Vice President and           June 30, 1999
---------------------------         Treasurer (Chief Financial
Paul H. Schubert                    and Accounting Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 13, 1998 and incorporated by reference from the Initial Registration Statement of Mitchell Hutchins Institutional Series, SEC File 333-52965, filed May 19, 1998.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                     MITCHELL HUTCHINS INSTITUTIONAL SERIES

                                  EXHIBIT INDEX



Exhibit
Number
------

(1)   Trust Instrument 1/

(2)   By-Laws 1/

(3) Instruments defining the rights of holders of Registrant's shares of beneficial interest 2/

(4)   Investment Advisory and Administration Contract (to be filed)

(5)   Distribution Contract (to be filed)

(6)   Bonus, profit sharing or pension plans - none

(7)   Custodian Agreement (to be filed)

(8)   (a) Transfer Agency Agreement (to be filed)

      (b)   Shareholder Service Plan (to be filed)

      (c)   Shareholder Service Agreement (to be filed)

(9)   Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Auditors' consent (to be filed)

(11)  Omitted Financial Statements - none

(12)  Letter of investment intent 1/
                                  -
(13)  Plan of Distribution pursuant to Rule 12b-1 - none

(14)  and

(27)  Financial Data Schedule (not applicable)

(15)  Plan Pursuant to Rule 18f-3 1/

---------------------------

1/ Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement, SEC File No. 333-52965, filed July 29, 1998.

2/ Incorporated by reference from Articles IV, VI and X of Registrant's Trust Instrument and from Articles VI and IX of Registrant's By-Laws.